Segregated Funds - Changes in Investment Contracts for Account of Segregated Fund Holders (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Insurance Contracts And Investment Contracts For Account Of Segregated Fund Holders [Roll Forward]
Balance, beginning of year	$ 20,097
Deductions from segregated funds:
Balance, end of year	20,108	$ 20,097
Investments for account of segregated fund holders
Insurance Contracts And Investment Contracts For Account Of Segregated Fund Holders [Roll Forward]
Balance, beginning of year	128,689	109,411
Additions to segregated funds:
Deposits	16,754	12,922
Net realized and unrealized gains (losses)	7,573	11,412
Other investment income	10,362	7,487
Total additions	34,689	31,821
Deductions from segregated funds:
Payments to policyholders and their beneficiaries	15,976	11,718
Management fees	880	784
Taxes and other expenses	60	49
Foreign exchange rate movements	4	(8)
Total deductions	16,920	12,543
Net additions (deductions)	17,769	19,278
Balance, end of year	$ 146,458	$ 128,689